Pension and Other Employee Benefit Plans (Forecasted Benefit Payments Including Effect of Expected Future Service) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2017	¥ 66,777
2018	68,373
2019	69,634
2020	70,856
2021	71,263
2022-2026	¥ 350,152